Segment Reporting	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING
6.	SEGMENT REPORTING

Management currently identifies the Group’s three sales models as operating segments, which are wholesale, retail and contract manufacturing. The segment presentation is in accordance with management’s expectation of future business developments. These operating segments are monitored and strategic decisions are made on the basis of segmental gross margins.

By business	Wholesale		Retail		Subcontracting		Consolidated
	For the six months ended June 30,		For the six months ended June 30,		For the six months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017	2018	2017	2018	2017
Sales to external customers	6,961,772	8,334,042	283,499	346,051	1,106,799	899,475	8,352,070	9,579,568
Segment revenue	6,961,772	8,334,042	283,499	346,051	1,106,799	899,475	8,352,070	9,579,568
Segment gross margins/(loss)	1,618,547	1,628,544	120,885	181,986	380,203	265,413	2,119,635	2,075,942
Reconciling items							(4,731,941)	(7,289,302)
Profit/(loss) before tax							(2,612,306)	(5,213,360)
Income tax income/(expense)							256,512	1,244,281
Profit/(loss) for the year							(2,355,794)	(3,969,079)

	As of June 30, 2018
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	32,760,141	6,557,774	22,337	39,340,252
Non-current assets	8,946,222	30,985,688	-	39,931,910
Total assets	41,706,363	37,543,462	22,337	79,272,162

Current liabilities	3,339,868	2,023,803	1,836,508	7,200,179
Total liabilities	3,339,868	2,023,803	1,836,508	7,200,179

	As of December 31, 2017
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	34,036,883	6,284,118	22,384	40,343,385
Non-current assets	8,987,857	31,978,462	-	40,966,319
Total assets	43,024,740	38,262,580	22,384	81,309,704

Current liabilities	3,722,277	1,995,164	1,565,068	7,282,509
Total liabilities	3,722,277	1,995,164	1,565,068	7,282,509

Geographical information

The Group’s operations are located in the PRC and all of the Group’s revenue is derived from sales to customers in the PRC. Hence, no analysis by geographical area of operations is provided.

Information about major customers

There was no concentration in major customers for the six months ended June 30, 2018 and 2017.

Information about major suppliers

Major suppliers that make up 10% or more of purchases are as below:

	For the six months ended June 30,
	2018	2017
Supplier A	2,008,270	2,946,004
Supplier B	2,271,651	2,343,887
Supplier C	1,324,115	-
Other suppliers	993,517	8,067,003
	6,597,553	13,356,894